UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5900 Wilshire Blvd.
         Suite 2300
         Los Angeles, CA  90036

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     August 03, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $43,801 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     1335    22208 SH       SOLE                    22208        0        0
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1730    54057 SH       SOLE                    54057        0        0
AMGEN INC                      COM              031162100     1355    25586 SH       SOLE                    25586        0        0
APPLE INC                      COM              037833100     1383     9710 SH       SOLE                     9710        0        0
BIOGEN IDEC INC                COM              09062X103     1013    22430 SH       SOLE                    22430        0        0
BROADCOM CORP                  CL A             111320107     1853    74730 SH       SOLE                    74730        0        0
CHEVRON CORP NEW               COM              166764100     1094    16508 SH       SOLE                    16508        0        0
CISCO SYS INC                  COM              17275R102     1813    97192 SH       SOLE                    97192        0        0
COLGATE PALMOLIVE CO           COM              194162103     1513    21388 SH       SOLE                    21388        0        0
FAMOUS DAVES AMER INC          COM              307068106      288    46833 SH       SOLE                    46833        0        0
INDIA FD INC                   COM              454089103     2067    66452 SH       SOLE                    66452        0        0
ISHARES TR                     S&P GBL TELCM    464287275     1145    24080 SH       SOLE                    24080        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1484    46039 SH       SOLE                    46039        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      654    14270 SH       SOLE                    14270        0        0
ISHARES TR                     S&P NA SEMICND   464287523     1135    30966 SH       SOLE                    30966        0        0
ISHARES TR                     RUSSELL 3000     464287689     5229    97062 SH       SOLE                    97062        0        0
ISHARES TR                     DJ BROKER-DEAL   464288794     1689    65966 SH       SOLE                    65966        0        0
ISHARES TR                     DJ US ENERGY     464287796     1017    35510 SH       SOLE                    35510        0        0
JOHNSON & JOHNSON              COM              478160104     1687    29695 SH       SOLE                    29695        0        0
MEDTRONIC INC                  COM              585055106     1330    38108 SH       SOLE                    38108        0        0
ORACLE CORP                    COM              68389x105     1049    48958 SH       SOLE                    48958        0        0
PEPSICO INC                    COM              713448108     1202    21878 SH       SOLE                    21878        0        0
PROCTER & GAMBLE CO            COM              742718109     1015    19856 SH       SOLE                    19856        0        0
RESEARCH IN MOTION LTD         COM              760975102     1046    14717 SH       SOLE                    14717        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605      795    66565 SH       SOLE                    66565        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      267    11605 SH       SOLE                    11605        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209      344    13062 SH       SOLE                    13062        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369y803      365    20054 SH       SOLE                    20054        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464a714      873    31488 SH       SOLE                    31488        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     2552   109230 SH       SOLE                   109230        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1247    25280 SH       SOLE                    25280        0        0
VERIFONE HLDGS INC             COM              92342Y109      631    84008 SH       SOLE                    84008        0        0
VISION-SCIENCES INC DEL        COM              927912105      446   484837 SH       SOLE                   484837        0        0
VITAL IMAGES INC               COM              92846N104     1155   101722 SH       SOLE                   101722        0        0